Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities (Detail) (Equity Securities) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	$ 9,524	¥ 781,000	¥ 1,341,000
Less than 12 months Gross unrealized holding losses	1,573	129,000	261,000
12 months or longer Fair value	5,695	467,000	238,000
12 months or longer Gross unrealized holding losses	1,171	96,000	66,000
Total Fair value	15,220	1,248,000	1,579,000
Total Gross unrealized holding losses	$ 2,744	¥ 225,000	¥ 327,000